UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03714
                                                    ----------

                         Phoenix CA Tax-Exempt Bond Fund
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,             John H. Beers, Esq.
 Counsel and Secretary for Registrant         Vice President and Counsel
    Phoenix Life Insurance Company          Phoenix Life Insurance Company
           One American Row                        One American Row
        Hartford, CT 06103-2899                 Hartford, CT 06103-2899
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                   Date of reporting period: October 31, 2006
                                            -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                              OCTOBER 31, 2006


SEMIANNUAL REPORT

[GRAPHIC OMITTED] PHOENIX CA TAX-EXEMPT BOND FUND




TRUST NAME:
PHOENIX CA TAX-EXEMPT BOND FUND

[GRAPHIC OMITTED] WOULDN'T YOU RATHER
                  HAVE THIS DOCUMENT
                  E-MAILED TO YOU?
                  Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

[GRAPHIC OMITTED] PHOENIX FUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the prinicipal invested.
--------------------------------------------------------------------------------





This report is not authorized for distribution to prospective investors in the Phoenix CA Tax-Exempt Bond Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended October 31, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 15 different management teams--five Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/ George R. Aylward
George R. Aylward
President, PhoenixFunds

NOVEMBER 2006

TABLE OF CONTENTS


Glossary .............................................................   3
Phoenix CA Tax-Exempt Bond Fund ......................................   4
Notes to Financial Statements ........................................  12
Results of Shareholder Meeting .......................................  15

--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHA
Federal Housing Administration

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

IBC
Insured Bond Certificate

MBIA
Municipal Bond Insurance Association

VA
Department of Veterans Affairs

PHOENIX CA TAX-EXEMPT BOND FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
     We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the CA Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X Shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for the entire six-month period)
     The second line for Class A and the third line for Class X of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (CONTINUED)
(since inception date for Class X only)
     The second line of the accompanying tables for Class X provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the Fund to October 31, 2006.


         CA                    Beginning              Ending         Expenses Paid
Tax-Exempt Bond Fund         Account Value         Account Value         During
      Class X              September 29, 2006    October 31, 2006       Period*
--------------------      ----------------------   --------------    ------------
Actual                         $1,000.00              $1,006.20          $0.53
Hypothetical (5% return
  before expenses)              1,000.00               1,003.87           0.53

                                Beginning
                              Account Value
                             April 30, 2006
                          ---------------------
Hypothetical (5% return
  before expenses)              1,000.00              $1,022.24           3.06

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.60%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (29) EXPENSES ACCRUED THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES ACCRUED IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

         CA                    Beginning              Ending         Expenses Paid
Tax-Exempt Bond Fund         Account Value         Account Value        During
      Class A                April 30, 2006       October 31, 2006      Period*
--------------------     --------------------   ------------------   -------------
Actual                         $1,000.00              $1,043.00          $4.36
Hypothetical (5% return
  before expenses)              1,000.00               1,020.97           4.33

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.85%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

Phoenix CA Tax-Exempt Bond Fund


SECTOR WEIGHTINGS (UNAUDITED)
As a percentage of total investments


(GRAPHIC OMITTED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Pre-Refunded               28%
General Obligation         16
General Revenue            15
Water & Sewer Revenue      11
Power Revenue               5
Development Revenue         5
Education Revenue           4
Other                      16

                    SCHEDULE OF INVESTMENTS
                        OCTOBER 31, 2006
                          (UNAUDITED)

                                                        PAR
                                                       VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
MUNICIPAL TAX-EXEMPT BONDS(e)--98.7%

DEVELOPMENT REVENUE--5.5%
Hercules Redevelopment Agency Tax-Allocation
5%, 8/1/29 (AMBAC Insured) ......................    $      500    $     526,745

Los Angeles Community Redevelopment Agency
Series A 6.55%, 1/1/27 (AMBAC/FHA Insured) ......           100          100,175

Ontario Redevelopment Financing Authority
Project No. 1 5.25%, 8/1/13 (MBIA Insured) ......           500          542,385

Ontario Redevelopment Financing Authority
Project No. 1 6.90%, 8/1/10 (MBIA Insured) ......            70           78,385

Riverside County Redevelopment Agency,
Jurupa Valley Project Area Tax-Allocation
(AMBAC Insured) 5.25%, 10/1/17 ..................           250          272,487

San Diego Redevelopment Agency Center City
Series A 4.75%, 9/1/30 (AMBAC Insured) ..........           500          514,215

San Diego Redevelopment Agency Center City
Series B 5.35%, 9/1/24 (AMBAC Insured) ..........         1,000        1,064,440

Santa Clara Redevelopment Agency Tax Allocation
5%, 6/1/22 (MBIA Insured) .......................         1,000        1,053,170
                                                                   -------------
                                                                       4,152,002
                                                                   -------------
EDUCATION REVENUE--4.5%
California, Series A-4 3.03%, 5/1/34(c) .........           200          200,000

Los Angeles Unified School District Certificate of
Participation Series B 5%, 10/1/31
(AMBAC Insured) .................................         1,000        1,036,030


                                                        PAR
                                                       VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
EDUCATION REVENUE--CONTINUED
North City West School Facilities Financing
Authority Series B 5.25%, 9/1/19 ................    $    1,000    $   1,143,740

Sweetwater Unified High School District Public
Financing Authority Series A 5%, 9/1/29
(FSA Insured) ...................................         1,000        1,053,920
                                                                   -------------
                                                                       3,433,690
                                                                   -------------
GENERAL OBLIGATION--16.4%
Antelope Valley Union High School District
Series A 5%, 2/1/27 (MBIA Insured) ..............         1,000        1,053,710

Brea Olinda Unified School District Series A 6%,
8/1/15 (FGIC Insured) ...........................           150          176,423

Butte-Glenn Community College District
Series A 5.50%, 8/1/19 (MBIA Insured) ...........         1,000        1,109,740

California State 5.50%, 4/1/08 (MBIA Insured) ...         1,500        1,543,200
California State 6.25%, 4/1/08 ..................           825          856,639
California State 5.50%, 4/1/10 (MBIA Insured) ...           200          213,014
California State 5.25%, 6/1/16 ..................            80           80,902
California State 5%, 2/1/20 .....................           750          795,270

California State Veterans Bonds Series BG
5.15%, 12/1/14 ..................................           895          930,272

Desert Community College District 5%,
8/1/18 (MBIA Insured) ...........................           990        1,079,941

Gilroy Unified School District 5%, 8/1/27
(FGIC Insured) ..................................           500          526,855


                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
GENERAL OBLIGATION--CONTINUED
Grossmont-Cuyamaca Community College
District Election of 2002 Series A 5%, 8/1/19
(MBIA Insured) .......................................  $   250    $    267,227

Metropolitan Water District Southern California
Series A 5.25%, 3/1/11 ...............................      180         186,095

Santa Ana Unified School District 5.70%, 8/1/22
(FGIC Insured) .......................................      400         434,560

Santa Clara Unified School District 5.50%, 7/1/20
(FGIC Insured) .......................................    1,000       1,079,430

Walnut Valley Unified School District
Series A 0%, 8/1/19 (MBIA Insured) ...................    3,095       1,522,802

Wiseburn School District Series A 5%, 8/1/17
(MBIA Insured) .......................................      580         635,407
                                                                   ------------
                                                                     12,491,487
                                                                   ------------
GENERAL REVENUE--15.1%
Anaheim Public Financing Authority Series C
6%, 9/1/16 (FSA Insured) .............................    2,600       3,044,340

California State Public Works Board Department
of Health Services Richmond Lab Series B
5%, 11/1/17 (XLCA Insured) ...........................      460         499,532

California State Public Works Board
Highway Patrol Series C 5.25%, 11/1/20 ...............      500         529,600

Fontana Public Financing Authority
Tax Allocation 5%, 10/1/29 (AMBAC Insured) ...........    1,000       1,058,160

Los Angeles County Public Works Financing
Authority Series A 5.50%, 10/1/12
(MBIA Insured) .......................................      530         544,639

Los Angeles County Public Works Financing
Authority Series A 5.50%, 10/1/18
(FSA Insured) ........................................      450         491,895

Pomona Certificates of Participation
5.50%, 6/1/28 (AMBAC Insured) ........................    1,365       1,522,644

Puerto Rico Public Finance Corp. Series
A 5.25%, 8/1/30 (AMBAC Insured) ......................      500         538,830

San Diego County Certificates of Participation
5.25%, 11/1/15 (AMBAC Insured) .......................      960       1,041,869

San Jose Financing Authority Series
F 5%, 9/1/15 (MBIA Insured) ..........................    1,000       1,064,680

South Coast Air Quality Management Corp. 6%,
8/1/11 (AMBAC Insured) ...............................    1,000       1,098,720
                                                                   ------------
                                                                     11,434,909
                                                                   ------------

                                                        PAR
                                                       VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
HIGHER EDUCATION REVENUE--3.5%
California Educational Facilities Authority Chapman
University 5.375%, 10/1/16 (Connie Lee Insured) ......  $    60    $     61,265

California State Public Works Board University of
California Series D 5%, 5/1/30 .......................    1,000       1,055,200

University of California Series A 5%, 5/15/10
(AMBAC Insured) ......................................      500         526,245

University of California Series B 4.75%, 5/15/38  ....      500         508,225

University of California Series G 4.75%, 5/15/35
(FGIC Insured) .......................................      525         537,343
                                                                   ------------
                                                                      2,688,278
                                                                   ------------
MEDICAL REVENUE--3.5%
California Health Facilities Financing Authority
Cedars-Sinai Medical Center 5%, 11/15/34 .............      500         519,510

California Health Facilities Financing Authority
Stanford Hospital and Clinics Series A 5%, 11/15/14 ..      250         269,160

California State Public Works Board Department of
Mental Health Series A 5.50%, 6/1/16 .................    1,000       1,110,990

California Statewide Communities Development
Authority John Muir/Mt. Diablo Health Certificates of
Participation 2.98%, 8/15/27
(AMBAC Insured)(c) ...................................      200         200,000

San Joaquin General Hospital Project Certificates of
Participation 5.25%, 9/1/12 (MBIA Insured) ...........      100         105,741

Santa Clara County Financing Authority Series A
7.75%, 11/15/11 (AMBAC Insured) ......................      400         476,196
                                                                   ------------
                                                                      2,681,597
                                                                   ------------
MUNICIPAL UTILITY DISTRICT REVENUE--2.5%
Sacramento Municipal Utilities District Financing
Authority 4.75%, 7/1/26 (MBIA Insured) ...............      500         522,030

Sacramento Municipal Utility District Series O
5.25%, 8/15/10 (MBIA Insured) ........................      500         532,370

Sacramento Municipal Utility District Series O
5.25%, 8/15/15 (MBIA Insured) ........................      310         334,679

Sacramento Municipal Utility District Series P
5.25%, 8/15/17 (FSA Insured) .........................      500         537,975
                                                                   ------------
                                                                      1,927,054
                                                                   ------------
POWER REVENUE--5.3%
Los Angeles Water and Power Series A -A-2
5%, 7/1/19 (MBIA insured) ............................      760         812,265


                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
POWER REVENUE--CONTINUED
Northern California Power Agency Hydroelectric
Project Series A 5%, 7/1/15 (MBIA Insured) ...........  $ 1,000    $  1,031,590

Northern California Power Agency Hydroelectric
Project Series A 5.20%, 7/1/32 (MBIA Insured) ........    1,120       1,153,824

Pasadena Electric 5%, 6/1/17 (MBIA Insured) ..........      300         318,552

Southern California Public Power Authority Series B
5%, 7/1/12 (FSA Insured) .............................      635         685,534
                                                                   ------------
                                                                      4,001,765
                                                                   ------------
PRE-REFUNDED--28.2%
Contra Costa County Home Mortgage 7.50%, 5/1/14
(GNMA Collateralized)(b) .............................      500         618,200

Covina Community Redevelopment Agency 8.80%, 1/1/08(b)      255         263,953

Cypress Single Family Residential Mortgage Series B
7.25%, 1/1/12 (Private Mortgage Insurance)(b) ........      200         235,016

Duarte Redevelopment Agency Single Family Mortgage
Series A 6.875%, 11/1/11 (FNMA Collateralized)(b) ....      300         346,323

Huntington Park Redevelopment Agency Single Family
Residential Mortgage Series A 8%, 12/1/19
(FHA/VA/PRIV MTGS Insured)(b) ........................    2,400       3,412,752

Los Angeles County Public Works Financing Authority
5.50%, 10/1/12 Prerefunded 10/1/07 @ 101
(MBIA-IBC Insured) ...................................      970         997,936

Los Angeles Harbor Department 7.60%, 10/1/18(b) ......      945       1,160,233

Los Angeles Unified School District Election of 1997
Series E 5.125%, 1/1/27 Prerefunded 7/1/12 @100
(MBIA Insured) .......................................    1,000       1,084,890

Lucia Mar Unified School District Election 2004
Series A 5%, 8/1/27 Prerefunded 8/1/14 @ 100
(FGIC Insured) .......................................    1,000       1,098,090

M-S-R Public Power Agency San Juan
Project Series D 6.75%, 7/1/20
(MBIA Insured)(b) ....................................    1,920       2,283,687

Modesto Wastewater Treatment Facility 6%, 11/1/12
(MBIA Insured)(b) ....................................      735         835,283

Northern California Power Agency 7.50%, 7/1/23
Prerefunded 7/1/21 @ 100 (AMBAC Insured) .............      195         264,443

Pomona Unified School District Series C 5.60%,
8/1/12 (MBIA Insured)(b) .............................    1,500       1,665,840

                                                        PAR
                                                       VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
PRE-REFUNDED--CONTINUED
Riverside County Single Family Issue B
8.625%, 5/1/16 (GNMA Collateralized)(b) ..............  $ 1,000    $  1,372,890

Riverside County Single Family Series A
7.80%, 5/1/21 (GNMA Collateralized)(b) ...............    4,000       5,551,880

Stockton Housing Facility O'Connor Woods Project
eries A 5.60%, 3/20/28 Prerefunded 9/20/17 @ 100
(GNMA Collateralized) ................................      200         201,530
                                                                   ------------
                                                                     21,392,946
                                                                   ------------
TRANSPORTATION REVENUE--3.3%
Alameda Corridor Transportation Authority Series A
5.125%, 10/1/16 (MBIA Insured) .......................      150         157,872

Alameda Corridor Transportation Authority Series A
5.125%, 10/1/17 (MBIA Insured) .......................      125         131,311

Los Angeles County Metropolitan Transportation
Authority Sales Tax Series A 4.50%,
7/1/32 (AMBAC Insured) ...............................      500         501,395

Los Angeles Harbor Department Revenue
(MBIA Insured) 4.50%, 8/1/27 .........................      500         497,300

Port of Oakland Series I 5.60%, 11/1/19
(MBIA Insured) .......................................    1,000       1,040,370

San Francisco Bay Area Rapid Transit District
5.25%, 7/1/17 ........................................      180         186,554
                                                                   ------------
                                                                      2,514,802
                                                                   ------------
WATER & SEWER REVENUE--10.9%
California State Department of Water Resources
Series T 5.125%, 12/1/12 .............................      250         260,443

California State Department of Water Resources
Series W 5.50%, 12/1/13 (FSA Insured) ................    1,000       1,123,730

Delta Diablo Sanitation District Certificates of
Participation 0%, 12/1/16 (MBIA Insured) .............    1,070         715,038

East Bay Municipal Utility District Water System
5.25%, 6/1/18 (MBIA Insured) .........................    1,035       1,114,602

El Dorado Irrigation District Certificates of
Participation Series A 5.25%, 3/1/16 (FGIC Insured) ..      365         400,087

Metropolitan Water District of Southern California
Series B 5%, 7/1/13 ..................................      500         544,505

Metropolitan Water District Southern California
Waterworks Series B-3 5%, 10/1/29 (MBIA Insured) .....    1,000       1,061,080


                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ----------  ------------
WATER & SEWER REVENUE--CONTINUED
Modesto Wastewater Series A 5%, 11/1/19
(FSA Insured) ........................................  $   245    $  266,636

Mountain View Shoreline Regional Park Community
Series A 5.50%, 8/1/21 (MBIA Insured) ................    1,000     1,020,880

Redlands Financing Authority Series A 5%, 9/1/17
(FSA Insured) ........................................    1,000     1,057,860

Sweetwater Water Authority 5.25%, 4/1/10
(AMBAC Insured) ......................................      165       169,788

Westlands Water District Certificates of
Participation 5.25%, 9/1/14 (MBIA Insured) ...........      500       550,385
                                                                 ------------
                                                                    8,285,034
                                                                 ------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $71,235,249) ........................             75,003,564
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $71,235,249) ........................             75,003,564

SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER(d)--1.5%
Pitney Bowes, Inc. 5.25%, 11/3/06 ....................  $ 1,125     1,124,672
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,124,672) .........................              1,124,672

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $72,359,921) ........................             76,128,236(a)

Other assets and liabilities, net--(0.2)% ............               (158,904)
                                                                 ------------
NET ASSETS--100.0% ...................................           $ 75,969,332
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,937,040 and gross depreciation of $168,725 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $72,359,921.

(b) Escrowed to maturity.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) The rate shown is the discount rate.

(e) At October 31, 2006, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows: California 98%. At October 31, 2006, 80% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 37% and AMBAC 14%.


                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $72,359,921)                      $ 76,128,236
Cash                                                    1,199,182
Receivables
  Interest                                              1,151,579
  Fund shares sold                                         14,477
Trustee retainer                                              259
Prepaid expenses                                           31,439
                                                     ------------
     Total assets                                      78,525,172
                                                     ------------
LIABILITIES
Payables
  Investment securities purchased                       2,257,844
  Fund shares repurchased                                  60,073
  Dividend distributions                                  131,771
  Investment advisory fee                                  31,731
  Distribution and service fees                             9,450
  Transfer agent fee                                        6,621
  Administration fee                                        5,681
  Other accrued expenses                                   52,669
                                                     ------------
     Total liabilities                                  2,555,840
                                                     ------------
NET ASSETS                                           $ 75,969,332
                                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest     $ 71,602,808
Undistributed net investment income                        22,130
Accumulated net realized gain                             576,079
Net unrealized appreciation                             3,768,315
                                                     ------------
NET ASSETS                                           $ 75,969,332
                                                     ============
CLASS X
Shares of beneficial interest outstanding,
  no par value,unlimited authorization
  (Net Assets $31,157,222)                              2,501,475
Net asset value and offering price per share               $12.46
CLASS A
Shares of beneficial interest outstanding,
  no par value,unlimited authorization
  (Net Assets $44,812,110)                              3,597,555
Net asset value per share                                  $12.46
Offering price per share $12.46/(1-4.75%)                  $13.08



                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                             $  1,180,011
                                                     ------------
     Total investment income                            1,180,011
                                                     ------------
EXPENSES
Investment advisory fee                                   110,058
Service fees, Class A                                      56,178
Distribution and service fees, Class B                        360
Financial agent fee                                         4,757
Administration fee                                         15,202
Transfer agent                                             20,935
Registration                                               16,430
Printing                                                   14,234
Professional                                               11,547
Trustees                                                   10,097
Miscellaneous                                                 318
                                                     ------------
     Total expenses                                       260,116
Less expenses reimbursed by investment adviser            (55,303)
Custodian fees paid indirectly                             (1,119)
                                                     ------------
     Net expenses                                         203,694
                                                     ------------
NET INVESTMENT INCOME (LOSS)                              976,317
                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   458,114
Net change in unrealized appreciation (depreciation)
  on investments                                          667,117
                                                     ------------
NET GAIN (LOSS) ON INVESTMENTS                          1,125,231
                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  2,101,548
                                                     ============

                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             Six Months
                                                                                Ended
                                                                           October 31, 2006         Year Ended
                                                                             (Unaudited)          April 30, 2006
                                                                          ----------------       ----------------
FROM OPERATIONS
  Net investment income (loss)                                             $      976,317        $    1,952,819
  Net realized gain (loss)                                                        458,114               432,035
  Net change in unrealized appreciation (depreciation)                            667,117            (1,974,765)
                                                                           --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     2,101,548               410,089
                                                                           --------------        --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                                                  (92,603)                   --
  Net investment income, Class A                                                 (894,416)           (1,976,050)
  Net investment income, Class B                                                   (1,144)               (5,596)
  Net realized short-term gains, Class A                                               --                (7,843)
  Net realized short-term gains, Class B                                               --                   (27)
  Net realized long-term gains, Class A                                                --              (498,000)
  Net realized long-term gains, Class B                                                --                (1,687)
                                                                           --------------        --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      (988,163)           (2,489,203)
                                                                           --------------        --------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (28,878 and 0 shares, respectively)               359,901                    --
  Net asset value of shares issued from reinvestment of distributions
   (2,568 and 0 shares, respectively)                                              32,001                    --
  Proceeds from shares issued in conjunction with Plan
   of Reorganization (2,502,631 and 0 shares, respectively)
   (See Note 9)                                                                31,007,694                    --
  Cost of shares repurchased (32,602 and 0 shares, respectively)                 (402,997)                   --
                                                                           --------------        --------------
Total                                                                          30,996,599                    --
                                                                           --------------        --------------
CLASS A
  Proceeds from sales of shares (16,606 and 35,582
   shares, respectively)                                                          204,252               445,479
  Net asset value of shares issued from reinvestment of
   distributions (39,060 and 111,990 shares, respectively)                        480,232             1,394,358
  Proceeds from shares issued in connection with reclassification
    from Class B Shares (5,779 and 0 shares, respectively) (See Note 1)            71,834                    --
  Cost of shares repurchased (254,694 and 534,497 shares,
   respectively)                                                               (3,109,564)           (6,666,988)
                                                                           --------------        --------------
Total                                                                          (2,353,246)           (4,827,151)
                                                                           --------------        --------------
CLASS  B
  Proceeds from sales of shares (31 and 3,113 shares, respectively)                   374                38,580
  Net asset value of shares issued from reinvestment of distributions
   (32 and 196 shares, respectively)                                                  396                 2,449
  Proceeds from shares issued in connection with reclassification
   to Class A Shares (5,774 and 0 shares, respectively) (See Note 1)              (71,834)                   --
  Cost of shares repurchased (6,880 and 7,768 shares, respectively)               (84,193)              (97,075)
                                                                           --------------        --------------
Total                                                                            (155,257)              (56,046)
                                                                           --------------        --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                    28,488,096            (4,883,197)
                                                                           --------------        --------------
  NET INCREASE (DECREASE) IN NET ASSETS                                        29,601,481            (6,962,311)
NET ASSETS
  Beginning of period                                                          46,367,851            53,330,162
                                                                           --------------        --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
   OF $22,130 AND $33,976 RESPECTIVELY)                                    $   75,969,332        $   46,367,851
                                                                           ==============        ==============


See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                   CLASS X
                                             --------------------
                                                FROM INCEPTION
                                               SEPTEMBER 29 TO
                                               OCTOBER 31, 2006
                                                  (UNAUDITED)
                                             --------------------
Net asset value, beginning of period                $12.43
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.04(2)
  Net realized and unrealized gain (loss)             0.04
                                                    ------
    TOTAL FROM INVESTMENT OPERATIONS                  0.08
                                                    ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.05)
  Distributions from net realized gains                 --
                                                    ------
    TOTAL DISTRIBUTIONS                              (0.05)
                                                    ------
  Change in net asset value                           0.03
                                                    ------
NET ASSET VALUE, END OF PERIOD                      $12.46
                                                    ======
Total return                                          0.62%(5)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)            $31,157

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                              0.60%(4)
  Gross operating expenses                            0.60%(4)
  Net investment income                               3.93%(4)
Portfolio turnover                                      14%(5)



                                                                           CLASS A
                                      ----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                      OCTOBER 31, 2006                     YEAR ENDED APRIL 30,
                                         (UNAUDITED)      2006         2005        2004          2003        2002
                                      ----------------------------------------------------------------------------
Net asset value, beginning of period        $12.19       $12.71       $12.49      $12.99       $12.82      $12.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.25(2)      0.49(2)      0.48(2)     0.48         0.50        0.54
  Net realized and unrealized gain (loss)     0.23        (0.39)        0.30       (0.38)        0.51        0.38
                                            ------       ------       ------      ------       ------      ------
  TOTAL FROM INVESTMENT OPERATIONS            0.48         0.10         0.78        0.10         1.01        0.92
                                            ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.21)       (0.49)       (0.47)      (0.47)       (0.49)      (0.54)
  Distributions from net realized gains         --        (0.13)       (0.09)      (0.13)       (0.35)      (0.09)
                                            ------       ------       ------      ------       ------      ------
   TOTAL DISTRIBUTIONS                       (0.21)       (0.62)       (0.56)      (0.60)       (0.84)      (0.63)
                                            ------       ------       ------      ------       ------      ------
  Change in net asset value                   0.27        (0.52)        0.22       (0.50)        0.17        0.29
                                            ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD              $12.46       $12.19       $12.71      $12.49       $12.99      $12.82
                                            ======       ======       ======      ======       ======      ======
Total return(1)                               4.30%(5)     0.71%        6.48%       0.71%        8.19%       7.43%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $44,812      $46,214      $53,113     $57,334      $68,109     $71,037
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      0.85%(4)     1.02%(3)     1.19%       1.19%        1.09%       1.10%
  Gross operating expenses                    1.12%(4)     1.28%        1.19%       1.19%        1.09%       1.10%
  Net investment income                       3.97%(4)     3.89%        3.78%       3.69%        3.84%       4.17%
Portfolio turnover                              14%(5)        8%          11%         11%          27%         20%


(1)Sales charges are not reflected in total return calculation.
(2)Computed using average shares outstanding.
(3)Represents a blended net expense ratio.
(4)Annualized.
(5)Not annualized.


See Notes to Financial Statements

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED)


1. ORGANIZATION

   Phoenix CA Tax-Exempt Bond Fund (the "Fund") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   The Fund is diversified and has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

   The Fund offers Class X and Class A shares. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 4.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid.

   Effective September 28, 2006, the Fund's Class B shares were converted to Class A shares. Class B shares have ceased to exist and are no longer available for sale.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY  TRANSACTIONS  AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of October 31, 2006, the Fund's evaluation of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Income distributions are recorded daily. Capital gain distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

   The Adviser has contractually agreed to limit the Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) through September 30, 2007, so that such expenses do not exceed 0.60% for Class X shares and 0.85% for Class A shares.

   The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

   As distributor of the Fundshares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $2,398 for Class A shares for the six-month period (the "period") ended October 31, 2006.

   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family. For the money market funds, the fee is 0.035% of the average net assets across all Phoenix money market funds within the Phoenix Funds Family.

   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended October 31, 2006, the Trust incurred administration and/or financial agent fees totaling $19,959.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended October 31, 2006, transfer agent fees were $20,935 as reported in the Statement of Operations, of which PEPCO retained $4,082.

   At October 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held 8,075 Class X shares which aggregated $100,615.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended October 31, 2006, were $6,624,126, and $8,881,910 respectively.

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. 10% SHAREHOLDERS

   As of October 31, 2006, the Fund had one individual shareholder account which individually amounted to 14.8% of the total shares outstanding of the Fund. The shareholder is not affiliated with PNX.

6. CREDIT RISK AND ASSET CONCENTRATION

   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

7. INDEMNIFICATIONS

   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)

as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. MERGER

   On October 6, 2006, the Fund acquired all of the net assets of the Phoenix CA Intermediate Tax-Free Bond Fund ("CA Intermediate Tax-Free Bond Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Phoenix Asset Trust on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 2,502,631 Class X shares of the Fund outstanding on October 6, 2006 (valued at $31,007,694) for 2,950,295 Class X shares of the CA Intermediate Tax-Free Bond Fund outstanding on October 6, 2006. The Intermediate Tax-Free Bond Fund had net assets on that date of $31,007,694 including $262,753 of net appreciation, which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $75,668,163. The shareholders of the CA Intermediate Tax-Free Bond Fund received for each share owned approximately 0.85 for Class X shares of the same class of the Fund.

10. SUBSEQUENT EVENT

   Effective November 16, 2006, George R. Aylward was elected as President and appointed as a Trustee of the Trust in place of Daniel T. Geraci, who had recently resigned from these positions.

                  MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                  RESULTS OF COMPLEX-WIDE SHAREHOLDER MEETING
                                OCTOBER 31, 2006
                                  (UNAUDITED)

At a special meeting of shareholders of Phoenix CA-Tax Exempt Bond Fund (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

   1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal 1).

   2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal 7).

NUMBER OF ELIGIBLE UNITS VOTED:

                                        FOR         AGAINST
                                        ----       ----------
1. Election of Trustees
   E. Virgil Conway ..............    32,684,960    961,999
   Harry Dalzell-Payne ...........    32,684,960    961,999
   Daniel T. Geraci ..............    32,688,180    958,779
   Francis E. Jeffries ...........    32,684,960    961,999
   Leroy Keith, Jr. ..............    32,688,180    958,779
   Marilyn E. LaMarche ...........    32,684,960    961,999
   Philip R. McLoughlin ..........    32,688,180    958,779
   Geraldine M. McNamara .........    32,688,180    958,779
   James M. Oates ................    32,688,180    958,779
   Richard E. Segerson ...........    32,688,180    958,779
   Ferdinand L.J. Verdonck .......    32,668,180    958,779

                                        FOR         AGAINST     ABSTAIN
                                        ----       ----------   --------

2. To ratify the appointment of
   PricewaterhouseCoopers  LLP
   as the independentregistered
   public accounting firm ........    32,623,997    143,409      879,552

PHOENIX CA TAX-EXEMPT BOND FUND

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services         1-800-243-1574
Advisor Consulting Group     1-800-243-4361
Telephone Orders             1-800-367-5877
Text Telephone               1-800-243-1926
Web site                   PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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                                                          ------------------
                                                              PRESORTED
                                                              STANDARD
                                                             U.S. POSTAGE
                                                                PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                          ------------------
[LOGO OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP680                                                                     12-06
BPD24791



ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix CA Tax-Exempt Bond Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.